SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Group’s Consolidated Operations	Segment disclosure for the Group’s consolidated operations is as follows:

	Year Ended December 31, 2025
(Expressed in thousands of U.S. Dollars)	Specialty Long-tail	Specialty Short-tail	Reinsurance	Sub Total	Corporate and Other	Total

Underwriting revenues
Gross written premiums	$167,097	$399,441	$100,171	$666,709	—	$666,709
Ceded written premiums	(50,109)	(157,257)	(1,740)	(209,106)	—	(209,106)
Net written premiums	116,988	242,184	98,431	457,603	—	457,603
Net change in unearned premiums	5,354	(2,923)	(6,228)	(3,797)	—	(3,797)
Net premiums earned	122,342	239,261	92,203	453,806	—	453,806

Underwriting deductions
Net policy acquisition expenses	(23,534)	(42,585)	(10,751)	(76,870)	—	(76,870)
Net loss and loss adjustment expenses	(87,890)	(92,368)	(35,524)	(215,782)	—	(215,782)
Underwriting income	10,918	104,308	45,928	161,154	—	161,154

General and administrative expenses	—	—	—	—	(97,047)	(97,047)
Investment income	—	—	—	—	54,744	54,744
Net realized gain on investments	—	—	—	—	2,252	2,252
Net unrealized gain on investments	—	—	—	—	3,170	3,170
Change in allowance for expected credit losses on investments	—	—	—	—	187	187
Change in allowance for expected credit losses on receivables	—	—	—	—	(856)	(856)
Other revenues	—	—	—	—	2,720	2,720
Other expenses	—	—	—	—	(7,263)	(7,263)
Change in fair value of derivative financial liabilities	—	—	—	—	—	—
Net foreign exchange gain	—	—	—	—	8,079	8,079
Income (loss) before tax	10,918	104,308	45,928	161,154	(34,014)	127,140
Income tax credit	—	—	—	—	10	10
Net income	$10,918	$104,308	$45,928	$161,154	$(34,004)	$127,150

	Year Ended December 31, 2024
(Expressed in thousands of U.S. Dollars)	Specialty Long-tail	Specialty Short-tail	Reinsurance	Sub Total	Corporate and Other	Total

Underwriting revenues
Gross written premiums	$204,428	$412,335	$83,383	$700,146	—	$700,146
Ceded written premiums	(68,183)	(140,930)	(1,484)	(210,597)	—	(210,597)
Net written premiums	136,245	271,405	81,899	489,549	—	489,549
Net change in unearned premiums	10,051	(15,388)	(1,082)	(6,419)	—	(6,419)
Net premiums earned	146,296	256,017	80,817	483,130	—	483,130

Underwriting deductions
Net policy acquisition expenses	(28,073)	(40,488)	(10,974)	(79,535)	—	(79,535)
Net loss and loss adjustment expenses	(78,741)	(103,249)	(34,122)	(216,112)	—	(216,112)
Underwriting income	39,482	112,280	35,721	187,483	—	187,483

General and administrative expenses	—	—	—	—	(90,362)	(90,362)
Investment income	—	—	—	—	51,883	51,883
Net realized gain on investments	—	—	—	—	589	589
Net unrealized gain on investments	—	—	—	—	1,390	1,390
Change in allowance for expected credit losses on investments	—	—	—	—	29	29
Change in allowance for expected credit losses on receivables	—	—	—	—	(1,482)	(1,482)
Other revenues	—	—	—	—	1,988	1,988
Other expenses	—	—	—	—	(6,169)	(6,169)
Change in fair value of derivative financial liabilities	—	—	—	—	(4,928)	(4,928)
Net foreign exchange loss	—	—	—	—	(8,130)	(8,130)
Income (loss) before tax	39,482	112,280	35,721	187,483	(55,192)	132,291
Income tax benefit	—	—	—	—	2,860	2,860
Net income	$39,482	$112,280	$35,721	$187,483	$(52,332)	$135,151

	Year Ended December 31, 2023
(Expressed in thousands of U.S. Dollars)	Specialty Long-tail	Specialty Short-tail	Reinsurance	Sub Total	Corporate and Other	Total

Underwriting revenues
Gross written premiums	$226,862	$400,682	$61,134	$688,678	—	$688,678
Ceded written premiums	(73,900)	(117,565)	—	(191,465)	—	(191,465)
Net written premiums	152,962	283,117	61,134	497,213	—	497,213
Net change in unearned premiums	4,760	(46,925)	(7,896)	(50,061)	—	(50,061)
Net premiums earned	157,722	236,192	53,238	447,152	—	447,152

Underwriting deductions
Net policy acquisition expenses	(31,160)	(35,997)	(7,819)	(74,976)	—	(74,976)
Net loss and loss adjustment expenses	(69,250)	(93,085)	(26,752)	(189,087)	—	(189,087)
Underwriting income	57,312	107,110	18,667	183,089	—	183,089

General and administrative expenses	—	—	—	—	(78,927)	(78,927)
Investment income	—	—	—	—	40,460	40,460
Net realized gain on investments	—	—	—	—	6,723	6,723
Net unrealized gain on investments	—	—	—	—	2,684	2,684
Change in allowance for expected credit losses on investments	—	—	—	—	368	368
Change in allowance for expected credit losses on receivables	—	—	—	—	(2,452)	(2,452)
Other revenues	—	—	—	—	1,862	1,862
Other expenses	—	—	—	—	(5,594)	(5,594)
Change in fair value of derivative financial liabilities	—	—	—	—	(27,289)	(27,289)
Net foreign exchange gain	—	—	—	—	5,124	5,124
Income (loss) before tax	57,312	107,110	18,667	183,089	(57,041)	126,048
Income tax expense	—	—	—	—	(7,854)	(7,854)
Net income	$57,312	$107,110	$18,667	$183,089	$(64,895)	$118,194

Schedule of Long-Lived Assets By Geographic Location
The table below presents long-lived assets by geographic location:

(Expressed in thousands of U.S. Dollars)	December 31 2025	December 31 2024

Middle East	$19,467	$20,902
Africa	356	406
UK	4,145	5,519
Asia	2	8
Europe	397	626
North America	155	275
	$24,522	$27,736

Schedule of Group’s Gross Written Premiums Based on the Location
The following summary presents the Group’s gross written premiums based on the location of the insured risk for the years ended December 31, 2025, 2024 and 2023:

(Expressed in thousands of U.S. Dollars)	2025	2024	2023

Africa	$27,056	$31,555	$33,312
Asia	81,216	78,373	71,685
Australasia	21,879	19,304	20,286
Caribbean Islands	23,070	27,610	27,904
Central America	23,449	24,900	26,740
Europe	94,038	86,737	83,614
Middle East	55,699	69,861	62,708
North America	116,040	118,145	89,610
South America	24,500	19,389	21,671
UK	131,552	170,878	195,504
Worldwide	68,210	53,394	55,644
Total	$666,709	$700,146	$688,678